Property and equipment	9 Months Ended
Aug. 31, 2023
Property and equipment
Property And equipment

4. Property and equipment

	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2021	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200
Impairment of asset	-	-	-	-	-	-
Balance at November 30, 2022	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Balance at August 31, 2023	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Accumulated depreciation
Balance at November 30, 2021	565,088	154,500	150,991	4,157,060	1,441,452	6,469,091
Depreciation	19,874	924	4,301	180,959	-	206,058
Balance at November 30, 2022	584,962	155,424	155,292	4,338,019	1,441,452	6,675,149
Depreciation	10,451	311	14,955	96,202	-	121,919
Balance at August 31, 2023	595,413	155,735	170,247	4,434,221	1,441,452	6,797,068

Net book value at:
November 30, 2022	46,372	635	17,206	723,838	-	788,050
August 31, 2023	35,921	324	2,251	627,636	-	666,132

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value.